FAIR VALUE MEASUREMENTS (Details) - 401(k) Profit Sharing Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments at fair value	$ 26,023,310	$ 25,388,932
Total
FAIR VALUE MEASUREMENTS
Investments at fair value	18,469,897	16,803,828
Level 1
FAIR VALUE MEASUREMENTS
Investments at fair value	18,469,897	16,803,828
NAV
FAIR VALUE MEASUREMENTS
Investments at fair value	7,553,413	8,585,104
Mutual funds | Total
FAIR VALUE MEASUREMENTS
Investments at fair value	16,634,856	15,085,922
Mutual funds | Level 1
FAIR VALUE MEASUREMENTS
Investments at fair value	16,634,856	15,085,922
Company common stock | Total
FAIR VALUE MEASUREMENTS
Investments at fair value	1,835,041	1,717,906
Company common stock | Level 1
FAIR VALUE MEASUREMENTS
Investments at fair value	1,835,041	1,717,906
Common collective trust | NAV
FAIR VALUE MEASUREMENTS
Investments at fair value	7,303,124	8,349,835
Pooled separate accounts | NAV
FAIR VALUE MEASUREMENTS
Investments at fair value	$ 250,289	$ 235,269